Borrowings - Summary of Breakdown for Non-Current and Current Borrowings (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Beginning balance	€ 33,485	€ 66,771
Repayments	(117,552)	(225,017)	€ (116,587)
Proceeds	153,319	190,729	176,174
Net foreign exchange difference	(1,151)	1,002
Ending balance	68,101	33,485	66,771
Portion classified as current liabilities	(35,720)	(15,370)
Non-current portion	32,381	18,115
Within one year [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	15,370
Ending balance	35,720	15,370
In the second year [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	3,337
Ending balance	7,400	3,337
In the third year [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	3,166
Ending balance	14,394	3,166
Over three years [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	11,612
Ending balance	10,587	11,612
Guaranteed [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	11,037	12,457
Repayments	(3,270)	(1,440)
Proceeds	813	20
Ending balance	8,580	11,037	12,457
Portion classified as current liabilities	(3,364)	(3,284)
Non-current portion	5,216	7,753
Guaranteed [member] | Within one year [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	3,284
Ending balance	3,364	3,284
Guaranteed [member] | In the second year [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	3,337
Ending balance	3,166	3,337
Guaranteed [member] | In the third year [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	3,166
Ending balance	1,250	3,166
Guaranteed [member] | Over three years [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	1,250
Ending balance	800	1,250
Secured [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	8,283	7,840
Repayments	(104,248)	(112,559)
Proceeds	126,196	112,511
Net foreign exchange difference	(336)	491
Ending balance	29,895	8,283	7,840
Portion classified as current liabilities	(12,517)	(8,283)
Non-current portion	17,378
Secured [member] | Within one year [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	8,283
Ending balance	12,517	8,283
Secured [member] | In the second year [member]
Disclosure of detailed information about borrowings [line items]
Ending balance	4,234
Secured [member] | In the third year [member]
Disclosure of detailed information about borrowings [line items]
Ending balance	13,144
Unsecured [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	14,165	46,474
Repayments	(10,034)	(111,018)
Proceeds	26,310	78,198
Net foreign exchange difference	(815)	511
Ending balance	29,626	14,165	€ 46,474
Portion classified as current liabilities	(19,839)	(3,803)
Non-current portion	9,787	10,362
Unsecured [member] | Within one year [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	3,803
Ending balance	19,839	3,803
Unsecured [member] | Over three years [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	10,362
Ending balance	€ 9,787	€ 10,362